Unpaid Claims - Summary of Reconcilation of Claims Incurred and Paid And Unpaid Claims (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Roll Forward In Liability For Unpaid Claims And Claims Adjustment Expense [Abstract]
Cumulative incurred claims, net		$ 1,552,841
Less: cumulative paid claims, net		1,448,865
Net unpaid claims, including claims adjustment expenses	$ 117,582	$ 103,976	$ 90,353	$ 77,886